Warrants	9 Months Ended
Sep. 30, 2011
Warrants and Rights Note Disclosure [Abstract]
Warrants [Text Block]
14.	Warrants

In conjunction with the PPM in October 2010, the Company issued warrants to Ladenburg Thalmann & Co. Inc. (“Ladenburg”), the placement agent for the PPM.  The warrants entitle Ladenburg to purchase up to a total of 51,750 shares of common stock, $0.001 par value par value, for $5 per share.  The warrants expire October 28, 2015.  The warrants are exercisable, at the option of the holder, at any time prior to their expiration. The fair value of warrants issued to placement agents were calculated utilizing the probability weighted binomial method.  The warrants issued to the placement agent contain provisions that make them redeemable for cash by the holder of the warrant under certain circumstances that are not within the control of the Company.  Accordingly, the fair market value of the warrants as of the date of issuance has been classified as liabilities.  The value of the warrants at December 31, 2010 was approximately $112,349.

The significant assumptions which the Company used to measure the fair value of warrants at December 31, 2010 is as follows:

Stock price	$5.02
Term	4.82 Years
Volatility	50%
Risk-free interest rate	2.01%
Exercise prices	$5.00
Dividend yield	0.00%
Current equity value	$7,827,000
Return	2.01%
Delta	1/12
Up ratio	1.145
Down ratio	0.858
Up transition probability	0.5001

At September 30, 2011 the value of the warrants were adjusted to their fair value which was approximately $161,460. The difference in fair value of $49,111 is included in the accompanying statement of operations.

The significant assumptions which the Company used to measure the fair value of warrants at September 30, 2011 is as follows:

Stock price	$6.64
Term	4.08 Years
Volatility	50%
Risk-free interest rate	0.69%
Exercise prices	$5.00
Dividend yield	0.00%
Current equity value	$11,832,000
Return	0.69%
Delta	1/12
Up ratio	1.144
Down ratio	0.857
Up transition probability	0.5000